LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
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                                December 23, 2004




BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

                  Re:      ATEL Capital Equipment Fund XI, LLC
                           Pre-Effective Amendment No. 1 to
                           Registration Statement on Form S-1
                           SEC File No. 333-120276

Dear Ms. Long:

                  We are filing the attached pre-effective amendment no. 1 in response to comments on the initial registration statement on Form S-1 as set forth in your letter dated December 8, 2004. The numbered responses below correspond to the numbered comments in your letter. We are concurrently forwarding to Mr. Schoeffler a marked hard copy of the amendment to facilitate your review, and would be happy to forward any additional hard copies that you might desire to assist in the review process. All references to revisions in this response letter are to changes to the prospectus included in the amendment, except as otherwise noted.

         1. As noted, we have forwarded a printed copy of the amendment. The graphics referred to as figures 2, 3, 4 and 5 are being updated. The registrant is updating its portfolio information for the first three of these graphics, which are pie charts reflecting the distribution by equipment type, industry and geographic location of the prior programs' equipment investment portfolios. As that number is in constant change, the registrant will provide as current information as possible and will forward it supplementally when it becomes available.

         2. The registrant believes all material risks are set forth under "Risk Factors."


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Ms. Pamela A. Long
December 23, 2004
Page 2

         3. See the revised cover page of the Registration Statement on Form
S-1.

         4. This comment and subsequent comments address the issue of ordering risk factors and the risk that "all distributions may be a return of capital." The ranking of risks in order of importance is somewhat subjective and the cover page risks are all deemed the most material to investors. Accordingly, the registrant is happy to change the order if the staff believes it appropriate, and we have done so. We would note, however, that the staff has given full review to the filings by prior programs formed by the registrant's sponsor since the issuance of Release 33-6900, and the order in the initial filing was based on prior comments.

         We would also take issue with this and subsequent comments to the effect that the registrant should present as a most prominent risk of the program that all distributions may be a return of capital. The typical distributions in an equipment leasing investment include both a portion which is characterized as investment income and a portion which is characterized as a return of capital, representing cash flow in excess of income. This return of capital is typically due to non-cash expenses such as asset depreciation or amortization of principal. But all of the equipment financing investments do, absent the occurrence of operating risks such as those given prominence on the cover page, generate investment income during their holding periods. All prior investment programs have distributed investment income, with the exception of the most recent program that is still in its public offering stage. Each of these programs has been designed to acquire portfolio assets over approximately eight years, a two year offering period and a six year reinvestment period. An investment in Units is a long term investment and cannot be viewed or characterized in the context of the first two or three years of operations when the portfolio is being formed. As you will note in a review of Table IV in the Prior Performance Tables, each of the completed prior programs has, after delivering tax deferred cash flow throughout its term, resulted in distributions of substantial investment income along with return of capital.

         Furthermore, the registrant does not consider distributions characterized as a return of capital to be a risk in itself, as it is both an intended and beneficial element of a leasing investment structure, reflecting immediate and regular tax deferred cash flow to the investor from the invested capital. Nevertheless, the registrant understands that the risk related to this structural aspect of leasing investments is not that distributions in return of capital will occur, but that an investor may not understand what is occurring and may assume that distributions are all a return on invested capital. Accordingly, we include it in the highlighted cover page risks to assure that this concept is brought to the investor's attention. However, this generic characterization of distributions cannot reasonably be viewed as the most prominent risk of the investment.

         In this regard, we also understand that you may be suggesting that, if the registrant suffers losses, investors may only receive a return of capital or


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Ms. Pamela A. Long
December 23, 2004
Page 3

may not get all of their invested capital back. If that is your basis for suggesting this generic risk factor be listed first, we would point out that, if the registrant suffers losses, they will most likely result from the risks now stated as the primary bullet points disclosing specific risks. So these should continue to be emphasized as the primary risks. The generic result of these risks being realized, that is, the failure to generate investment income, would only be a consequence derived from the primary risks, not the risk itself, and should therefore not precede the primary risks to profitability. We understand that the risk factors should not be generic in nature, but specific to the registrant's industry. To state that a primary risk of an investment is that distributions may be limited to a return of capital, is precisely the same as stating that a primary risk is that an investor will not make a profit on the investment. There is no more generic risk factor than that.

         5. See the revised cover page. Please note that, as has been the case with the sponsor's ten prior public programs, the offering is expected to be conducted over a period of two years, with a substantial portion of the equipment leasing investment portfolio identified by supplement during much of that period.

         6. See the revised cover page.

         7. See the revised cover page.

         8. See the response to comment 4 above. None of the prior programs have, and it is not anticipated that the registrant will distribute only a return of capital. The character of distributions as constituting in part a return of capital is a structural feature of investment in a depreciating asset which generates cash revenues and distributions in excess of taxable income. To the extent there are any risks that the investment returns anticipated from lease portfolio investments will not be realized, those risks are stated in the prior bullet points relating to credit risk, residual value risk and leverage default risks.

         9. See the added risk under "Risk Factors."

         10. See the revised cover page.

         11. See the revised cover page.

         12. See the revised cover page.

         13. See the revised cover page.

         14. See the revised table of contents.

         15. See the item added to the Summary captioned "Borrowing Policies."

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Ms. Pamela A. Long
December 23, 2004
Page 4

         16. See the item added to the Summary captioned "Glossary."

         17. See the revision under "Summary - Management."

         18. See the revised risk factors in the Summary. The bullet points are intended only as a summary and the bullet points together with a cross reference to the full "Risk Factor" disclosure provides an adequate summary of the risks. It would defeat the purpose of the summary section, as described in Release 33-6900, if we were to repeat verbatim full risk factors in the summary section.

         19. See the revision under "Summary - Who Should Invest."

         20. See the revision under "Summary - Summary of the Operating Agreement - Transferability of the Units."

         21. See the revised introductory paragraph to "Risk Factors."

         22. See the re-ordered "Risk Factor" disclosure. Literal compliance with this comment is not possible given our compliance with your request concerning the cover page. The registrant does not view limited voting rights, exclusive control by the Manager and other structural risks to be as significant as the risks relating to economic conditions affecting leasing in general and the Fund's portfolio of leases in particular. We must assume from your comments that you concur. As we have re ordered the cover page, we have re ordered the "Risk Factor" disclosure accordingly.

         23. See the revised risk factor headings. We would note that, as this is a leasing fund with an objective of investing in a broadly diversified portfolio of leased equipment, with a broad range of potential equipment types, financing structures, lessees, and lessee industries, many of the material risks of an investment in the registrant are, in fact, relatively generic, but are the most material risks relevant to this investment and so must be included for full disclosure.

         24. We have attempted to un-bundle risks to the extent feasible. We would note that the staff's suggestion would, if taken to its ultimate conclusion, create risk factor disclosure in the form of additional subheadings with little or no text, and with this expanded list of risk factor subheading disclosure set forth in full in the table of contents. This kind of repetition and volume would serve to defeat the purposes expressed in Release 33-6900, which is to emphasize the most prominent risks and present clear disclosure of all risks. The revised discussion accomplishes that end.

         25. We have attempted to be as direct and succinct as possible with the revised risk factor disclosure.

Ms. Pamela A. Long
December 23, 2004
Page 5

         26. See the revisions. The risk in this area is just that the potential liability cannot be predicted or described specifically for lenders such as the registrant.

         27. See the revised risk factor.

         28. See the revised risk factor and the response to comment 4.

         29. Without the explanation of the subheading, the risk factor would be, as noted above, as generic as "you may not make a profit." The explanation of the source of distributions as return of capital is therefore necessary to an understanding of the risk factor. The registrant will not take in capital and give it back. The registrant will invest contributed capital in hard assets, which in turn will generate cash revenues in the form of lease payments. Because, for tax and accounting purposes, the registrant must recognize cost recovery or depreciation expenses which are not cash expenses, the amount of positive cash flow realized from operations exceeds income for tax and accounting purposes. The amount and rate of depreciation and cost recovery deductions from income are based on estimates of residual value and useful lives of the equipment at the time of acquisition, not on any actual ongoing valuation of the equipment. As a result, only when the whole portfolio has been disposed and the proceeds realized will the registrant and the investors know whether the amounts reported in financial statements for GAAP purposes and on tax returns for federal income tax purposes as return of capital and return on capital were understated or overstated. In order to make that as clear as possible for investors, the body of the risk factor must expand on the subheading.

         30. See the revised risk factors.

         31. See the revised risk factors.

         32. See the moved discussion of specific state suitability requirements under "Who Should Invest."

         33. See the revised introduction to the table.

         34. See the revisions. The discussion does follow the line item presentation. The first and second paragraphs relate to selling commissions (the first line item after gross offering proceeds), the third relates to the next line item "other offering and organization expenses, " the fourth relates to the next line item after the subtotal, capital reserves, and the last paragraph relates to the next and final line item, "amounts available for cash payments for equipment."

         35. See the added cross reference. The discussion is included here for the sole purpose of noting that the amount of gross offering proceeds and selling commissions would be reduced to the extent any selling commissions are reduced in "net" sales.

Ms. Pamela A. Long
December 23, 2004
Page 6

         36. See the revision. There is no maximum amount. The amount of capital reserves will be determined by the Manager in the exercise of its business judgment.

         37. See the added bar chart.

         38. See the revisions under "Investment Objectives and Policies - General Policies."

         39. The markets for each type of equipment are subject to decline or improvement based both on factors specific to the industry in which the equipment is used and those general economic conditions and trends which impact the rate and direction of capital investment by businesses. One of the primary features of the registrant's investment plan, as it has been with all of its programs, is its diversification objective. It is able to invest in a wide variety of asset types, rather than being focused on a single asset or industry. The objective is to create a portfolio which is not as adversely affected by trends in any single industry as would be a specialized asset program such as an aircraft program, marine container program or telecommunications equipment program. The intended result is a more stable portfolio. The broad range of asset types also permits the Manager to attempt steer the portfolios away from some asset types and into others in order to react to market and economic changes over the seven or eight year period in which the program is acquiring equipment investments.

         For the foregoing reason, the registrant does not believe it is appropriate or instructive to analyze in the prospectus the market trends in any specific equipment type. These market trends have changed, sometimes rapidly, during past periods, and can be expected to continue to change in both positive and negative directions over the registrant's anticipated acquisition stage. The registrant is not committed to any of these equipment types, but may seek the best investment opportunities available to it. It is important to note that a negative trend in the value of a particular type of equipment, while adversely affecting the returns that an owner of that equipment might realize from its investment, may nevertheless present an opportunity for a new investor to acquire that same asset at the bottom of its market, thereby giving it the potential for attractive investment returns. In other words, the adage "buy low, sell high" always includes both a buyer and a seller.

         For your supplemental information, we will respond to your specific questions regarding the markets for certain assets held in prior programs. The registrant views the aircraft industry as segmented into three areas: commercial airlines, freight carriers and corporate jets. Sales of new commercial aircraft have dropped significantly in recent years and airline bankruptcies have been on the rise as a result of intense competition in the airline industry, fluctuations in air travel since 9/11 and variations in cost structures among competing air carriers. As a result, owners and lessors of commercial aircraft

Ms. Pamela A. Long
December 23, 2004
Page 7

have suffered impairments in the value of their aircraft. Nevertheless, these market factors may present an opportunity for new investment to enter the market for commercial aircraft on very desirable terms. Freight aircraft may be affected by some of the same factors as commercial aircraft, but are subject to their own market trends as well. Corporate jet sales have increased since the events of 9/11, and the registrant views this market as robust and expanding and therefore one which may afford excellent investment prospects.

         The values of the locomotives in ATEL Fund VIII were adversely affected by a combination of factors. First, the general economy experienced a significant downturn in 2001 and 2002 and demand for rail freight equipment dropped. In addition, the program's equipment was of an older generation. While in an expanding economy with high demand for rail freight capacity, older less expensive equipment may meet that demand and provide a profitable investment opportunity, the older models are less desirable in a slow economy as they are replaced by newer, more fuel efficient engines.

         40. See the expanded discussion under "General Policies." As noted, there is no clear definition or line to be drawn, but rather a spectrum of relative vulnerability to technological obsolescence. We have noted some of the types in each category and, as indicated, some types can be in either category.

         41. Aircraft are individual big ticket investments. The registrant is committed to diversification and the stated standard provides assurance that its portfolio will avoid becoming overly concentrated in this particular type of asset. While the general policies also serve this purpose, the market for certain kinds of aircraft has undergone major fluctuations over the past twenty years, some of which have had an impact on equipment leasing programs that have focused on aircraft. The specific limitations should make clear to investors that this will not be an "aircraft program" while permitting the registrant to pursue attractive aircraft investment opportunities.

         42. Lease transactions are typically carefully and individually negotiated by the parties. The registrant as lessor could agree to bear some costs normally borne by a lessee in order to achieve other benefits from the lease transaction. The potential circumstances of any individual negotiations of terms are too broad for meaningful disclosure, and the types and ranges of different cost sharing arrangements are myriad. All transactions will be negotiated on behalf of the registrant at arm's length with unrelated third party sellers and lessees, and the manager will use its leasing and finance expertise to get the most desirable terms it can for the registrant.

         43. No prior program has ever acquired government lease transactions as a material portion of its portfolio investments and the registrant does not expect to do so. In any event, the registrant would not expect to invest any

Ms. Pamela A. Long
December 23, 2004
Page 8

significant amount of capital in transactions that were subject to renegotiation of profits or termination of lease contracts at the election of the government agency as lessee.

         44. The registrant has considered the effect of acquiring notes. The registrant will not typically acquire notes from lessees, but may acquire notes in transactions that are structured or characterized as debt transactions rather than leases. The registrant will not otherwise meet the definition of "investment company" under Section 3(a)(1) of the Investment Company Act of 1940, and (other than in a transient stage during its offering period) will not own or hold investment securities, including notes, having a value in excess of 40% of its total assets (other than government securities and cash items). The bulk of the registrant's lease portfolio will be standard commercial lease transactions which are not deemed investment contracts or otherwise characterized as investment securities. Furthermore, to the extent the registrant does hold notes, they will primarily represent "loans to . . . prospective purchasers of . . . specified merchandise" or "notes . . . representing part or all of the sales price of merchandise" as contemplated by
Section 3(c)(5)(A) and (B) of the Investment Company Act of 1940.

         The Operating Agreement binds the Manager to structure the portfolio in such a manner as to cause the Fund not to be characterized as an investment company. As such, the Manager will monitor the portfolio and individual investments to assure that the portion of its assets which might be deemed investment securities does not approach 40% of the value of all its assets.

         45. See the added language under "Leasing Industry and Competition."

         46. We have added "benefit/detriment" language where appropriate. A review of the existing disclosure indicates that each conflict is already accompanied by disclosure of the methods intended to minimize the conflict.

         47. As the interests of all parties in generating distributions from operations are nevertheless aligned, regardless of the incremental difference in capital resulting from reduced selling commissions, we do not see any resulting conflict of interest.

         48. The first sentence under "Fiduciary Duty of the Manager" succinctly describes the fiduciary duty. We are not aware of any more specific information regarding the "nature" of its fiduciary duty.

         49. The Operating Agreement does not purport to modify any state law fiduciary duty standard. As noted, however, the law regarding fiduciary duty, particularly for limited liability companies such as the registrant, cannot be summarized as black letter law. The analogous standards applied to corporate officers and boards, including the business judgment rule, have been incorporated into the Operating Agreement in an attempt to establish some specific standards. While these are not intended to limit, but to define, the

Ms. Pamela A. Long
December 23, 2004
Page 9

Manager's duty, they may nevertheless serve to define the rights of Unit holders to enforce the fiduciary duty. This issue has been discussed in the disclosure.

         50. See the added language under "Management." With respect to investment decisions, please see the existing discussion in the first paragraph under the "Management - Management of the Fund's Operations and Administration."

         51. We have deleted the reference to contingent liabilities. The last five programs sponsored by the Manager are limited liability companies in which the Manager and its affiliates have no contingent liabilities. The prior limited partnerships are winding down operations and their liabilities are primarily non recourse to the general partner. Other liabilities are not material. While the general partner may be responsible for partnership administration, it does not have material contingent liability for partnership expenses. Accordingly, we have removed the disclosure as no longer necessary.

         52. See the revised disclosure under this caption.

         53. Under some special circumstances, a lessor may need specialized management services. For example, some types of assets are leased on a "per diem" basis, in which they are on and off lease for very short periods of time. These leases require on site or intensive management services which the Manager and its affiliates may not be capable of providing on a cost effective basis under the circumstances. The Fund does not intend to enter into per diem leases, but it could find itself with assets held after termination of initial lease terms which are most profitably employed in a per diem lease. It would have the flexibility to hire a third party to render necessary services. The cost of such services would not offset the manager's portfolio management fee, as the manager would continue to act on behalf of the registrant to oversee the arrangement with the third party and represent and protect the registrant's interests. There are other special circumstances, none of which is currently expected or likely, that might result in other third party services. We include the disclosure to alert investors to the possibility, but any more specific information would be speculative and misleading.

         54. See the added paragraphs on the two private programs, certain information will be added to update the blanks in these paragraphs.

         55. See the added disclosure concerning recent economic conditions.

         56. See the added disclosure in the ACEF X paragraph.

         57. The total losses from defaults and the losses as a percentage of total assets acquired have already been provided in the disclosure. It is not

Ms. Pamela A. Long
December 23, 2004
Page 10

clear what you mean be "defaults rates." The number of material defaults compared to the number of leases would not be instructive. The leasing industry looks at the total losses from default in comparison to the total amount of leased assets as a measure of relative default or default "rate," and that is what has been presented. When structuring the models used to price leases, leasing companies use anticipated default rates as one of the factors to establish prices and terms, and then review actual default rates to determine if default rate assumptions were valid. ATEL's overall default rate has historically been less than that used in its assumptions in modeling its portfolios.

         58. See the revised discussion concerning the tax opinion.

         59. See the revised paragraph.

         60. See the revised paragraphs.

         61. See the revised paragraphs.

         62. See the revisions under "The Duties of the Manager."

         63. See Article 3 of the Operating Agreement. Amendment of the investment objectives requires an amendment of the Operating Agreement, which is included in the existing summary of voting rights. The number of matters that Unit holders could vote upon by adopting amendments to the Operating Agreement is very broad and cannot be described in a summary, so it is neither necessary or appropriate to try to list all the matters that could be effected by a vote to amend the Operating Agreement.

         64. See the added disclosure under "Repurchase of Units."

         65. See the added disclosure under "Investments By Certain Persons."

         66. See the revision under "Reports to Holders."

         67. No supplemental sales materials have yet been completed. We will undertake to submit any such materials for your review, and the registrant acknowledges the standards for presentation.

         68. See the added language to the "Additional Information" discussion.

         69. The Prior Performance Tables are preceded by a detailed discussion intended to comply with the instructions to Appendix II.

         70. All prior performance information in Exhibit A and the text of the prospectus has been updated to September 30, 2004.

Ms. Pamela A. Long
December 23, 2004
Page 11

         71. See the revised line items.

         72. The amount shown as "Dollar amount of cumulative cash flows from operations before deducting payments to the General Partner/ Managing Member" is calculated by taking the amounts of cash flows from operations as reported in financial statements prepared in accordance with accounting principles generally accepted in the United States, and adding back the amounts of management fees and costs reimbursed to the manager, because these management fees and costs are otherwise reductions of cash flows when calculating the amounts reported under GAAP.

         73. This discrepancy has been corrected.

         74. We have reversed the order of Tables V and VI.

         75. Item 511 of S-K requires an estimate of expenses, not a presentation of minimum and maximum expenses. The minimum offering amount is stated only to satisfy state securities merit review guidelines. The estimate of expenses is based on an anticipated two year offering period and $100 million to $150 million in total capital raised. Any other estimate would be artificial and would not represent the registrant's actual estimates of expenses to be incurred.

         76. See the revised Item 14.

         77. See the exhibits filed with this amendment.

         78. The articles of organization are a pre printed state form with only the name, agent for service, date of filing and file number. The Operating Agreement is considered the equivalent of articles of incorporation and bylaws and has been filed as the equivalent of the corporate charter required in Item 601 exhibit (3). We have never in the past filed state organization forms for limited partnerships or limited liability companies under the exhibit 3 designation, but have filed limited partnership agreements and limited liability company operating agreements as the "corporate charter equivalents."

         79. The subscription agreement is included as exhibit C to the prospectus at pages C-1 et seq. in Part I. We do not see it as a required exhibit under Item 601 of Regulation S-K.

         80. As the staff is aware, Guide 5 was created as an industry guide for real estate programs. As no similar guide exists for equipment leasing, and there are a great many parallels between the pass through vehicles used for both real estate and equipment leasing, Guide 5 has been used for equipment leasing programs. While operating real properties are similar to business operations acquired and each property is a unique asset, equipment lease transactions are

Ms. Pamela A. Long
December 23, 2004
Page 12

not business operations nor unique. Rule 3-14 does not apply to leasing transactions, so much of the 20.D undertaking does not apply. In coordination with the SEC staff, we modified the first paragraph to provide sticker supplementing only for major lease transactions, which has been deemed appropriate for leasing funds which are structured to enter into a number of transactions in the ordinary course of business and have omitted the Rule 3-14 references which apply only to real estate. See the last paragraph of the undertakings. We have used this undertaking for many years with the staff's concurrence.

         81. See the consent filed with the amendment.

                  Please contact me with any further questions or comments you may have concerning this filing.


                                Very truly yours,

                                /s/ PAUL J. DERENTHAL

                                Paul J. Derenthal

cc:      Mr. Dean L. Cash
         Mr. Paritosh Choksi
         Mr. Donald Carpenter
         Mr. Andrew Schoeffler
         Ms. Meagan Caldwell